Long-term liabilities	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term liabilities
Long-term liabilities
Long-term liabilities consist of the following:

	2014	2013
Generation Group
$350,000 revolving credit facility, interest rate is equal to bankers' acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is BA or LIBOR plus 1.45%, maturing July 31, 2018.	$23,400	$124,570
Algonquin Power Co.: Senior Unsecured Notes: $200,000 bearing an interest rate of 4.65% maturing February 15, 2022; $150,000 bearing an interest rate of 4.82% maturing February 15, 2021; $135,000 bearing an interest rate of 5.50% maturing July 25, 2018. The notes have interest only payments, payable semi-annually in arrears.	484,553	284,757
Shady Oaks Wind Facility: Senior Debt: U.S. $76,000 Chinese Development Bank Corporation loan facility, bearing an interest rate of 6 month LIBOR plus 280 basis points, maturing June 30, 2026. The facility has principal and interest payments, payable semi-annually in arrears.	88,168	129,759
Long Sault Hydro Facility: Senior Debt: Bonds bearing an interest rate of 10.21% maturing December 31,2027. The bonds have interest and principal payments, payable monthly in arrears.	36,048	37,143
Sanger Thermal Facility: Senior Debt: U.S. $19,200 California Pollution Control Finance Authority Variable Rate Demand Resource Recovery Revenue Bond Series 1990A, bearing an effective interest rate determined by the remarketing agent. The bond has interest only payments, payable monthly in arrears. The effective interest rate in 2014 was 2.01% (2013 – 1.72%). The bonds were fully repaid on December 31, 2014.	—	20,421
Chuteford Hydro Facility: Senior Debt: Bonds bearing an interest rate of 11.6%, maturing April 1, 2020. The bond has principal and interest payments, payable monthly in arrears.	3,028	3,417
Distribution Group
U.S. $200,000 revolving credit facility, interest rate is equal to LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 1.25%, maturing September 30, 2018.	23,898	85,620
Liberty Utilities Co.:
Senior Unsecured Notes:
U.S. $ 50,000, bearing an interest rate of 3.51%, maturing July 31, 2017;
U.S. $ 25,000, bearing an interest rate of 3.23%, maturing July 31, 2020;
U.S. $115,000, bearing an interest rate of 4.49%, maturing August 1, 2022;
U.S. $ 15,000, bearing an interest rate of 4.14%, maturing March 13, 2023;
U.S. $ 75,000, bearing an interest rate of 3.86%, maturing July 31, 2023;
U.S. $ 60,000, bearing an interest rate of 4.89%, maturing July 30, 2027;
U.S. $ 25,000, bearing an interest rate of 4.26%, maturing July 31, 2028.
The notes have interest only payments, payable semi-annually.
	423,436	388,214

	2014	2013
Calpeco Electric System: Senior Unsecured Notes: U.S. $45,000 bearing an interest rate of 5.19%, maturing December 29, 2020; U.S. $25,000 bearing an interest rate of 5.59%, maturing December 29, 2025. The notes have interest only payments, payable semi-annually in arrears.	81,207	74,452
Liberty Water Co: Senior Unsecured Notes: U.S. $50,000 bearing an interest rate of 5.60% $5,000 matures annually beginning June 20, 2016; $25,000 maturing December 22, 2020. The note bears interest payments semi-annually in arrears.	58,005	53,180
New England Gas System: First mortgage bonds: U.S. $6,500, bearing an interest rate of 9.44%, maturing February 15, 2020; U.S. $7,000, bearing an interest rate of 7.99%, maturing September 15, 2026; U.S. $6,000, bearing an interest rate of 7.24%, maturing December 15, 2027. The notes have interest only payments, payable semi-annually in arrears.	27,288	25,244
Granite State Electric System: Senior unsecured notes: U.S. $5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S. $5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; and, U.S. $5,000, bearing an interest rate of 7.30%, maturing June 15, 2028. The notes have interest only payments, payable semi-annually.	17,402	15,954
LPSCo Water System: 1999 and 2001 IDA Bonds bearing interest rates of 5.95% and 6.75% and maturing October 1, 2023 and October 1, 2031, respectively. The bonds have principal and interest payments, payable monthly in arrears.	12,441	11,668
Bella Vista Water System: Water Infrastructure Financing Authority of Arizona loans bearing interest rates of 6.26% and 6.10%, and maturing March 1, 2020 and December 1, 2017, respectively. The loans have principal and interest payments, payable monthly and quarterly in arrears.	1,149	1,189
	$1,280,023	$1,255,588
Less: current portion	(9,130)	(8,339)
	$1,270,893	$1,247,249

9.	Long-term liabilities (continued)
Certain long-term debt issued at a subsidiary level relating to a specific operating facility is secured by the respective facility with no other recourse to the Company. The loans have certain financial covenants, which must be maintained on a quarterly basis. Noncompliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
Generation Group
On December 31, 2014, the U.S. $19,200 senior debt for the Sanger thermal facility was repaid.
On July 31, 2014, the Company increased the credit available under the senior unsecured revolving credit facility to$350,000 from $200,000. The larger revolving credit facility will be used to provide additional liquidity in support of the Generation Group's development portfolio to be completed over the next three years. The maturity of the revolving credit facility has been extended to July 31, 2018.
On January 17, 2014, the Company issued $200,000 senior unsecured debentures bearing interest at 4.65% and with a maturity date of February 15, 2022. The debentures were sold at a price of $99.864 per $100.00 principal amount. Interest payments are payable on February 15 and August 15 each year, commencing on February 15, 2014. the Company incurred deferred financing costs of $1,568, which are being amortized to interest expense over the term of the loan using the effective interest rate method. Concurrent with the offering, the Company entered into a cross currency swap, coterminous with the debentures, to economically convert the Canadian dollar denominated offering into U.S. dollars. The Company designated the entire notional amount of the cross currency fixed for fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Company’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, an economic hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment (note 25(b)(iii)).
Effective January 1, 2013, concurrent with the acquisition of Shady Oaks Wind Facility (note 3(i)), the Company assumed existing long-term debt of approximately U.S. $150,000. Principal of U.S. $46,000 was repaid in 2014 leaving a balance of U.S. $76,000 outstanding as of December 31, 2014. The semi-annual principal repayment schedule for the following 11.5 years ranges from U.S. $3,000 to U.S. $6,000 with a final repayment in 2026. This debt may be repaid in whole or in part on an interest payment date, annually May 15 or November 15, without penalty.
Distribution Group
On December 20, 2013, in connection with the acquisition of the New England Gas System, the Company assumed first mortgage bonds of U.S. $6,000, bearing an interest rate of 7.24%, maturing December 15, 2027; U.S. $7,000, bearing an interest rate of 7.99%, maturing September 15, 2026; and, U.S. $6,500, bearing an interest rate of 9.44%, maturing February 15, 2020.
On September 30, 2013, the Company increased the maximum availability under its senior unsecured revolving credit facility from U.S. $100,000 to $200,000 to meet future working capital requirements and allow for greater financial flexibility. The revolving credit facility has a maturity date of September 30, 2018.
On July 31, 2013, the Company issued U.S. $125,000 of senior unsecured notes through a private placement in three tranches: U.S. $25,000, bearing an interest rate of 3.23%, maturing July 31, 2020; U.S. $75,000, bearing an interest rate of 3.86%, maturing July 31, 2023; and, U.S. $25,000, bearing an interest rate of 4.26%, maturing July 31, 2028.  The proceeds from the private placement financing were used to fund a portion of the acquisition of the Peach State Gas System.
On March 14, 2013, the Company issued U.S. $15,000 of senior unsecured notes through a private placement in connection with the acquisition of the Pine Bluff Water System. The notes bear interest at 4.14% and mature March 13, 2023.

9.	Long-term liabilities (continued)
APUC
On November 19, 2013, APUC increased the maximum availability under its senior unsecured revolving credit facility from U.S. $30,000 to $65,000. The revolving credit facility will be used for general corporate purposes and has a maturity date of November 19, 2016. As of December 31, 2014 and 2013, no amounts were outstanding under this revolving credit facility.
As of December 31, 2014, the Company had accrued $18,770 in interest expense (2013 - $14,057). Interest paid on the long-term liabilities in 2014 was $61,287 (2013 - $49,746).
Principal payments due in the next five years and thereafter are:

	2015	2016	2017	2018	2019	Thereafter	Total
Generation Group	$8,599	$8,779	$11,300	$169,822	$12,132	$424,517	$635,149
Distribution Group	531	6,393	64,435	30,349	6,492	536,626	644,826
Total	$9,130	$15,172	$75,735	$200,171	$18,624	$961,143	$1,279,975